RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of transactions between related parties [abstract]
Schedule of Consolidated Financial Statements Including Financial Statements of Company and Subsidiaries

The consolidated financial statements include the financial statements of the Company and the subsidiaries listed in the following table:

	Place of incorporation / registration and operations	Nominal value of issued ordinary / registered share capital (CNY)	Percentage of equity attributable to the Company		Principal activities
Name			Direct	Indirect
China Coal Mining Investment Limited	Hong Kong	—	100	—	Investment holding
FMH Corporate Services Inc.	United States	—	100	—	Dormant
Feishang Dayun Coal Mining Limited	Hong Kong	—	—	100	Investment holding
Feishang Mining Holdings Limited	British Virgin Islands	—	100	—	Investment holding
Feishang Yongfu Mining Limited	Hong Kong	—	—	100	Investment holding
Newhold Investments Limited	British Virgin Islands	—	100	—	Investment holding
Pineboom Investments Limited	British Virgin Islands	—	100	—	Investment holding
Shenzhen Feishang Management and Consulting Co., Limited (“Feishang Management”)	PRC/ Mainland China	10,000	—	100	Provision for management and consulting services to other companies in the Group
Silver Moon Technologies Limited	British Virgin Islands	1	80	—	Dormant
Sunwide Capital Limited	British Virgin Islands	—	100	—	Dormant
Yangpu Lianzhong Mining Co., Limited	PRC/ Mainland China	115,008	—	100	Investment holding
Yangpu Shuanghu Industrial Development Co., Limited	PRC/ Mainland China	1,000	—	100	Investment holding
Yunnan Feishang Mining Co., Limited	PRC/ Mainland China	50,000	—	100	Investment holding
Bayannaoer City Feishang Mining Company	PRC/ Mainland China	59,480	—	100	Exploration and development of Lead Mine

Schedule of Commercial Transactions with Related Parties

Commercial transactions with related parties

		Year Ended December 31,
		2015	2016	2017	2017
		CNY	CNY	CNY	US$
	Notes
CHNR's share of office rental, rates and others to Anka Consultants Limited (“Anka”)	i	918	953	1,316	202
Sales of equipment to Wuhu Industrial	ii	—	—	1,056	162
Purchase of raw ore from Empressa Minera Jacha Uru S.A. (“Jacha Uru”)	iii	11	20	240	37

Schedule of Group Payables with Related Parties

The Group has payables with related parties, which are all unsecured and non-interest-bearing. Balances with related companies are summarized as follows:

	December 31,
	2016	2017	2017
	CNY	CNY	US$

Current:
Payable to related companies:
Jacha Uru (1)	1,298	—	—
Feishang Enterprise (2)	7,832	3,719	572
Feishang Hesheng (3)	11,877	10,028	1,541
	21,007	13,747	2,113
Payable to the Shareholder:
Feishang Group (4)	12,565	11,573	1,779

Feishang Enterprise, Feishang Group, Feishang Hesheng and Jacha Uru are controlled by Mr. Li Feilie, who is the beneficial shareholder of the Company.

(1)	Payable to Jacha Uru by Antay Pacha, for expenditure paid on behalf of Antay Pacha and the purchase of copper ores from Jacha Uru. The balance is repayable when funds are available.
(2)	Payable to Feishang Enterprise by Feishang Management for the net amount of loans from Feishang Enterprise. The balance is unsecured and interest-free. The balance is repayable when funds are available.
(3)	Payable to Feishang Hesheng for the acquisition of Double Grow as well as the assumption of indebtedness due to Feishang Hesheng by Double Grow. The balance is unsecured and interest-free. The balance is repayable when funds are available.
(4)	Payable to Feishang Group for the acquisition of Feishang Anthracite. The balance is unsecured and interest-free. The balance is repayable when funds are available.

Schedule of Compensation of Key Management Personnel of Group

Compensation of key management personnel of the Group

	Year Ended December 31,
	2015	2016	2017	2017
	CNY	CNY	CNY	US$
	(Restated)	(Restated)

Wages, salaries and allowances	322	479	264	41
Housing subsidies	4	—	2	—
Contribution to pension plans	44	22	29	4
	370	501	295	45